Significant Estimates and Judgements	9 Months Ended
Dec. 31, 2024
Disclosure of Significant Judgements [Abstract]
Significant Estimates and Judgements [Text Block]

3. Significant Estimates and Judgements

The preparation of the unaudited condensed interim consolidated financial statements necessitates management to make various judgments, estimates, and assumptions regarding the recognition and measurement of assets, liabilities, income, and expenses. These judgments and estimates are based on management's best understanding of future events, circumstances, and potential actions taken by the Company. It should be noted that the actual results may deviate from these assumptions and estimates.

The assessments and underlying assumptions are regularly reviewed. If any revisions are made to the assumptions or estimates and they only affect the current period, they are recognized in that particular period. However, if the revisions impact both the current and future periods, they are recognized in the period of the revision and in subsequent periods.

The significant judgments made by management while applying the Company's accounting policies and the primary sources of estimation uncertainty remain consistent with those outlined in the audited annual consolidated financial statements for the year ended March 31, 2024.